Loans to Exar Capital - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) Loans	Dec. 31, 2023 USD ($)		Jan. 01, 2023 USD ($)	[1]	Dec. 31, 2022 USD ($)
Disclosure of joint ventures [line items]
Total outstanding loans, including accrued interest	$ 369,616,000	$ 320,869,000	[1]	$ 223,122,000
Exar Capital
Disclosure of joint ventures [line items]
Loans Granted	$ 41,978
Borrowings, maturity	7
Accrued interest	$ 44,044,000	33,067,000
Total outstanding loans, including accrued interest	380,415,000	$ 320,869,000				$ 223,122,000
Loan settled	26,476
Cash collateral to repay	0
Loan due in 2025	10,799
Loan due in 2026	28,085
Loan due in 2027	30,820
Loan due in 2028	73,659
Loan due in 2029	105,832
Loan due in 2030	83,121
Loan due in 2031	$ 48,099
Number of loans | Loans	49
LIBOR | Exar Capital
Disclosure of joint ventures [line items]
Interest rate	9.495%
SOFR | Exar Capital
Disclosure of joint ventures [line items]
Interest rate	10.305%

[1]	The comparative information has been reclassified as discussed in Note 13 and Note 14.